Principal Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 04, 2022	Dec. 31, 2019 CNY (¥)	Apr. 04, 2019 CNY (¥)	Apr. 04, 2019 USD ($)	Mar. 28, 2019 USD ($)
Accounting Policies [Line Items]
Shares repurchased value			¥ 142,200
Common stock shares retired | shares			0	0
Restricted cash			¥ 7,600		¥ 75,482			$ 1,102
Allowance for credit losses			335,374		335,841	¥ 86,698
Change in goodwill			0		0
Short-term borrowings			¥ 0		¥ 20,000
Short-term borrowings,Interest Rate			3.70%					3.70%
Exchange rates used for translation			6,964.6000		6,375.7000			6,964.6000
Convenience translation, noon buying rate of US$ using RMB			6,897.2000					6,897.2000
Intangible assets, estimated useful lives			10 years	10 years
Goodwill Impairment			¥ 0		¥ 0	0
Applicable tax rate of cultural development fee for advertising services revenues	1.50%	3.00%
Advertising and marketing expenses			234,000		2,662,000	1,728,100
Costs related to users rewards granted			194,800		731,200	1,663,900
Rewards redeemed amount			250,900		673,800	1,509,300
Total estimated breakage amount			6,200		15,300	27,800
Users reward recorded in registered users loyalty payable			29,800		61,691			$ 4,317
Estimated users rewards recorded in accrued liabilities related to users loyalty programs			64,600		99,360			9,365
Interest and penalties associated with uncertain tax positions			0		0	0
Unrecognized uncertain tax positions			0		0
Convertible Debt			1,740,000
Impairment of Long-Lived Assets to be Disposed of			0		0	0
Net loss			914,800	$ 132,630	1,240,176	1,105,166
Accumulated deficit			8,395,200		7,355,740			1,217,187
Working capital			2,254,400
Restricted cash and short term investment			156,800
Restricted short-term investment					56,800
Net cash provided used in operating activities			(443,800)	$ (64,344)	(279,122)	(863,774)
Restricted cash unfrozen			7,600
Equity instruments fair value			0
Sales and Marketing Expenses
Accounting Policies [Line Items]
Accrued rewards reversed amount			63,900		81,400	213,900
Live Streaming And Online Games [Member]
Accounting Policies [Line Items]
Rewards consumed by purchasing virtual items			¥ 1,400		8,000	35,800
Minimum
Accounting Policies [Line Items]
Goodwill Impairment Likelihood Percentage			50.00%	50.00%
Percentage of after tax net income to be allocated to general reserve under PRC law.			10.00%	10.00%
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives			10 years	10 years
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve			50.00%	50.00%
Convertible Loan Agreement [Member] | Alibaba Investment Limited [Member]
Accounting Policies [Line Items]
Short-term borrowings,Interest Rate									3.00%		3.00%	3.00%
Debt instrument, face amount								$ 171,100			¥ 1,147,000	$ 171,100
Convertible Loan Agreement [Member] | Alibaba Investment Limited [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Debt Instrument Total Amount Of Principal And Accumulated Interest Including Incremental Interest Under Supplemental Agreement | $							$ 270,300
Convertible Loan Agreement [Member] | Alibaba Investment Limited [Member] | Minimum
Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Effective Percentage									3.00%
Convertible Loan Agreement [Member] | Alibaba Investment Limited [Member] | Maximum
Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Effective Percentage									9.00%
Computer Software | Minimum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives			3 years	3 years
Computer Software | Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives			10 years	10 years
Short-term Investments
Accounting Policies [Line Items]
Allowance for credit losses			¥ 0
PRC
Accounting Policies [Line Items]
Government grants received			¥ 4,500		¥ 7,200	¥ 5,800
Common Stock [Member]
Accounting Policies [Line Items]
Number of shares repurchased | shares			1,166,425,000	1,166,425,000
American Depositary Shares
Accounting Policies [Line Items]
Stock Repurchase Program Authorized Amount | $													$ 50,000